Warrant agreement with Customer (Details Narrative) kr / shares in Units, kr in Thousands	Jun. 30, 2026 SEK (kr)	Mar. 17, 2026 SEK (kr)	Feb. 20, 2026 $ / shares	Feb. 20, 2026 SEK (kr) kr / shares shares	Dec. 31, 2025 SEK (kr) kr / shares	Mar. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Share price | kr / shares					kr 0.004585
Warrant contract asset | kr	kr 1,525,580	kr 1,480,446
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						2,169,008
Commercial agreement [member]
IfrsStatementLineItems [Line Items]
Warrant contract asset | kr				kr 1,480,446
Commercial agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				25,237,593
Share price | kr / shares				kr 3.64
Exercise price			$ 34.00
Commercial agreement [member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Share price			6.32
Stock split price per share			10.82
Reverse recapitalization price per share			$ 7.41
Commercial agreement [member] | Top of range [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				6,941,402